Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Schedule Of Net Sales Attributed To Geographic Areas

NET SALES	2011	2010	2009

Europe	$3,102	$2,759	$2,551
Americas	2,559	2,194	1,311
China	982	813	484
Japan	758	791	499
Rest of Asia	831	614	276

Total	$8,232	$7,171	$5,121

Schedule Of Sales By Product

SALES BY PRODUCT	2011	2010	2009

Airbags and associated products1)	$5,393	$4,722	$3,250
Seatbelts and associated products2)	2,679	2,364	1,822
Active safety products	160	85	49

Total	$8,232	$7,171	$5,121

1)	Includes sales of steering wheels, passive safety electronics, inflators and initiators.
2)	Includes sales of seat components.

Schedule Of Long-Lived Assets

LONG-LIVED ASSETS	2011	2010

Europe	$641	$622
Americas	1,946	1,882
China	198	152
Japan	152	152
Rest of Asia	180	168

Total	$3,117	$2,976